Equity - Issued Capital - Schedule of Equity Issued Capital (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Issued Capital [Abstract]
Ordinary shares - fully paid	2,059,298,968	1,326,676,693	1,331,279,665
Ordinary shares - fully paid	$ 34,837,206	$ 31,035,121	$ 30,907,405